REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors of TCW Funds, Inc.
In planning and performing our audits of the financial statements of TCW Funds, Inc. (the "Company"), including the TCW Artificial Intelligence Equity Fund,
TCW Global Real Estate Fund, TCW New America
Premier Equities Fund, TCW Relative Value Dividend Appreciation Fund, TCW Relative Value Large Cap
Fund, TCW Relative Value Mid Cap Fund, TCW Select
Equities Fund, TCW Conservative Allocation Fund,
TCW Core Fixed Income Fund, TCW Global Bond
Fund, TCW High Yield Bond Fund, TCW Short Term
Bond Fund, TCW Total Return Bond Fund, TCW
Developing Markets Equity Fund, TCW Emerging
Markets Income Fund, TCW Emerging Markets Local
Currency Income Fund, TCW Emerging Markets Multi-
Asset Opportunities Fund, and TCW International Small
Cap Fund, and the consolidated financial statements of the TCW Enhanced Commodity Strategy Fund, as of and for the periods ended October 31, 2018, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Company's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
The management of the Company is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of a company's assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.


A deficiency in internal control over financial reporting
exists when the design or operation of a control does not
allow management or employees, in the normal course
of performing their assigned functions, to prevent or
detect misstatements on a timely basis.  A material
weakness is a deficiency, or a combination of
deficiencies, in internal control over financial reporting,
such that there is a reasonable possibility that a material
misstatement of the company's annual or interim
financial statements will not be prevented or detected on
a timely basis.
Our consideration of the Company's internal control over
financial reporting was for the limited purpose described
in the first paragraph and would not necessarily disclose
all deficiencies in internal control that might be material
weaknesses under standards established by the
PCAOB.  However, we noted no deficiencies in the
Company's internal control over financial reporting and
its operation, including controls for safeguarding
securities, that we consider to be a material weakness, as
defined above, as of October 31, 2018.
This report is intended solely for the information and use
of management and the Board of Directors of TCW
Funds, Inc. and the Securities and Exchange
Commission and is not intended to be and should not be
used by anyone other than these specified parties.
/s/ Deloitte & Touche LLP

Los Angeles, California
December 19, 2018

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